Debt - Schedule of long-term debt instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total long-term debt, gross	$ 453,608	$ 74,859
Deferred finance charges	(14,112)	(7,419)
Total debt, net of deferred finance charges	439,496	67,440
Sale and leaseback facility | Vessel financing (Mount Norefjell)
Debt Instrument [Line Items]
Total long-term debt, gross	61,297	13,583
Sale and leaseback facility | Vessel financing (Mount Ita)
Debt Instrument [Line Items]
Total long-term debt, gross	61,302	13,583
Sale and leaseback facility | Vessel financing (Mount Etna)
Debt Instrument [Line Items]
Total long-term debt, gross	61,812	13,583
Sale and leaseback facility | Vessel financing (Mount Blanc)
Debt Instrument [Line Items]
Total long-term debt, gross	61,681	13,583
Sale and leaseback facility | Vessel financing (Mount Matterhorn)
Debt Instrument [Line Items]
Total long-term debt, gross	62,509	13,684
Sale and leaseback facility | Vessel financing (Mount Neblina)
Debt Instrument [Line Items]
Total long-term debt, gross	62,509	6,843
Sale and leaseback facility | Vessel financing (Mount Hua)
Debt Instrument [Line Items]
Total long-term debt, gross	13,683	0
Sale and leaseback facility | Vessel financing (Mount Bandeira)
Debt Instrument [Line Items]
Total long-term debt, gross	13,683	0
Sale and leaseback facility | Vessel financing (Mount Elbrus)
Debt Instrument [Line Items]
Total long-term debt, gross	13,783	0
Sale and leaseback facility | Vessel financing (Mount Denali)
Debt Instrument [Line Items]
Total long-term debt, gross	13,783	0
Sale and leaseback facility | Vessel financing (Mount Aconcagua)
Debt Instrument [Line Items]
Total long-term debt, gross	13,783	0
Sale and leaseback facility | Vessel financing (Mount Emai)
Debt Instrument [Line Items]
Total long-term debt, gross	$ 13,783	$ 0